August 29, 1997

VIA EDGAR

From:
Beverly A. Byrne
Great-West Variable Annuity Account A
8515 E. Orchard Road
Englewood, CO  80111

To:
Securities and Exchange Commission

RE:  Great-West Variable Annuity Account A - N-30D
     File No. 811-1737

Dear Filing Desk:

The following document is the N-30D for the Great-West Variable Annuity
Account A.

If there should be any questions regarding this filing, please contact me at (303) 689-3817 or my Legal Assistant, Susan Sellenberg, at (303)689-3822.


Sincerely,

   /s/

Beverly A. Byrne
Secretary

Dear VAAA Participant:

We are please to provide you with this semi-annual report for the period ending June 30, 1997.

The U.S. stock market continued its bull run through the first half of 1997. The broad-based Standard & Poor's 500 Index provided a 20.2% total return over the six months ended 6/30/1997. Moderate economic growth and low inflation served as a back drop to support strong corporate earnings growth, which translated into higher stock prices. Once again, the large capitalization stocks of U.S. corporate giants paced the market's advance. While showing more signs of life than over the previous two years, the small capitalization sector of the U.S. stock market continued to lag relative to large caps.

The U.S. stock market drew support from solid economic growth accompanied by low inflation and stable interest rates. The yield on the 30 year U.S. Treasury bond was rather flat over the first six months of the year, rising from 6.64% at year-end 1996 to 6.78% on 6/30/1997. In this environment, most bond index returns were once again tied to their income component.

The international equity markets also produced strong gains during the first half of 1997, with the Morgan Stanley EAFE international index rising 10.3% on a price-only basis. As has been the case over the past several years, the Japanese stock market was again a culprit in holding down international equity market returns versus the United States market. At least the Japanese market was able to produce a positive return of approximately 6% during the first half of this year. Without Japan however, the EAFE index would have gained 12.9% on a price-only basis over the same time period. International equity market returns during the first half of 1997 were supported by low inflation and low interest rates around the globe.

The investment adviser for Variable Annuity Account A is G W Capital Management, Inc.

Sincerely,

/s/ James D. Motz

James D. Motz
Chairman and President

                         GREAT-WEST VARIABLE ANNUITY ACCOUNT A

                         Financial Statements for the Six Months Ended June 30, 1997 and 1996

GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997


(Unaudited)


Assets:

Investments, at value:
  Common stock (cost - $6,449,119)                                                               $  7,297,439
  Short-term investment (cost - $578,917)                                                           578,917
Investment income due and accrued                                                                   16,363
Cash                                                                                                100,722
Due from broker                                                                                     117,002
                                                                                                  -------------------------

     Total Assets                                                                                   8,110,443



Liabilities:

Due to Great-West Life & Annuity Insurance Company                                                  2,878
Contract benefits payable                                                                           50,000
                                                                                                  -------------------------

     Total Liabilities                                                                              52,878
                                                                                                  -------------------------

Net Assets                                                                                       $  8,057,565
                                                                                                  =========================

Net Assets Represented By  (Units at 9.8748)

Accumulation units - 763,087                                                                     $  7,535,325
Reserves for annuities in course of payment - 2850 units                                            522,240
                                                                                                  -------------------------

Net Assets                                                                                       $  8,057,565
                                                                                                  =========================








See notes to financial statements.



GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997


(Unaudited)


Investment Income:

  Dividends                                                                                       $  86,878
  Interest                                                                                           28,930
                                                                                                   ------------------------
                                                                                                     115,808
Expenses:

  Administration                                                                                     10,969
  Mortality risks                                                                                    14,833
  Investment management and advisory services                                                        17,878
  Expense risks                                                                                      2,637
                                                                                                   ------------------------
                                                                                                     46,317
                                                                                                   ------------------------
Net Investment Income                                                                                69,491
                                                                                                   ------------------------



Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments                                                                     1,538,845
Net change in unrealized (depreciation) on investments                                               (749,305)
                                                                                                   ------------------------

Net Realized and Unrealized Gain on Investments                                                      789,540
                                                                                                   ------------------------

Net Increase in Net Assets Resulting from Operations                                              $  859,031
                                                                                                   ========================












See notes to financial statements.




GREAT-WEST VARIABLE ANNUITY ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 1997 AND 1996


(Unaudited)


From Operations:                                                                       1997                        1996
                                                                               ---------------------       ---------------------

Net investment income                                                        $   69,491                  $   26,053
Net realized gains                                                               1,538,845                   596,438
Net change in unrealized appreciation (depreciation)                             (749,305)                    (67,098)
                                                                               ---------------------       ---------------------

    Increase in net assets resulting
        from operations                                                          859,031                        555,393

From Unit Share Transactions:

Surrenders                                                                       (341,739)                   (97,894)
Annuity payments                                                                 (61,087)                    (57,234)
Death payments                                                                   (165,662)                   (36,562)
Transfer in respect of mortality guarantees                                      27,161                      (15,469)
                                                                               ---------------------       ---------------------
   Decrease in net assets derived from unit
   share transactions                                                            (541,327)                   (207,159)
                                                                               ---------------------       ---------------------
Net increase in net assets                                                       317,704                     348,234



Net Assets:

Beginning of period                                                              7,739,861                   6,990,140
                                                                                                           ---------------------
                                                                               ---------------------
End of period                                                           $        8,057,565               $   7,338,374
                                                                               =====================       =====================











See notes to financial statements.




GREAT-WEST VARIABLE ANNUITY ACCOUNT A

FINANCIAL HIGHLIGHTS


(Unaudited)

Selected data for an accumulation unit for the six months ended June 30, 1997 and years ended December 31, 1996, 1995, 1994, and 1993, were as follows:

                                                Six Months
                                                   Ended
                                                 June 30,                                               Years Ended December 31,
                                            -------------------------------------------------------------------------------------
                                                     1997               1996               1995              1994             1993
                                                ---------------    ---------------    --------------    --------------   -----------
Unit Value, Beginning of Period              $   8.767          $   7.501          $   6.070         $   6.245        $   5.397
Income From Investment Operations:
Net investment income                            .088               .053               .089              .073             .048
Net gains (losses) on investments
   (realized and unrealized)                     1.020              1.213              1.342             (.248)           .800
                                                ---------------    ---------------    --------------    --------------   -----------

Total From Investment
   Operations (Note A)                           1.108              1.266              1.431             (.175)           .848
                                                ---------------    ---------------    --------------    --------------   -----------

Unit Value, End of Period                    $   9.875          $   8.767          $   7.501         $   6.070        $   6.245
                                                ===============    ===============    ==============    ==============   ===========

Total Return                                     19.77%  *          15.90%             23.56%            (2.80)%          15.71%

Net Assets, End of Period                    $     8,057,565    $     7,739,861    $   6,990,140     $   6,076,943    $   7,235,935

Average broker commission paid
   per share bought or sold                  $   0.0600         $   0.0692

Ratio of Expenses to Average
   Net Assets                                    1.28%  *           1.25%              1.18%             1.24%            1.19%

Ratio of Net Investment Income
   to Average Net Assets                         1.94%  *           1.89%              2.49%             2.42%            2.02%

Portfolio Turnover Rate                          99.2%              64.4%              62.2%             30.2%            23.4%



*Annualized

Note A - Net investment income and realized and unrealized gains (losses) are reflected in the value of the accumulation units. Dividends are not declared from income and capital gains are not distributed.




GREAT-WEST VARIABLE ANNUITY ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30, 1997 AND 1996


(Unaudited)

NOTE 1 - HISTORY

Great-West Variable Annuity Account A (Variable Annuity Account A) is a separate and distinct investment fund established by The Great-West Life Assurance Company (Great-West Life). On December 31, 1991, Variable Annuity Account A was transferred to and the variable annuity contracts were reinsured by Great-West Life & Annuity Insurance Company (GWL&A), a wholly owned subsidiary of
Great-West Life. Variable Annuity Account A is registered as an open-end diversified management investment company under the Investment Company Act of 1940, and the registration under the Securities Act of 1933 of the group variable annuity contracts funded by Variable Annuity Account A became effective on November 27, 1968. Purchase payments were first placed in Variable Annuity Account A on January 3, 1969.

Effective April 16, 1984, Great-West Life ceased issuing new variable annuity contracts. Effective May 1, 1987, Great-West Life has not allowed new participants to be enrolled under existing variable annuity contracts and, effective May 1, 1989, no additional contributions under existing variable annuity contracts are being accepted.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The  cost  of   securities   sold  is   determined  on  the  basis  of  specific
identification.

Securities traded on national exchanges are valued daily at the closing price of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between bid and asked prices. Short-term securities are valued at amortized cost which approximates market value. Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment.

Dividend income is accrued as of the ex-dividend date and interest income is recorded daily.

NOTE 3 - CHARGES UNDER THE CONTRACTS

GWL&A provides administrative, investment management, and advisory services to Variable Annuity Account A and has assumed mortality and expense risks of the contracts. A daily deduction of .003285% (an effective annual rate of 1.2064%) is made from the gross investment income of Variable Annuity Account A. This deduction, expressed on an annual basis, is broken down as follows: .2857% for administrative expenses, .3863% for mortality risks, .0688% for expense risks, and .4656% for investment management and advisory services. Effective November 1, 1996 a wholly owned subsidiary of Great-West Life & Annuity Insurance Company, GW Capital Management, Inc., serves as investment advisor.

NOTE 4 - INVESTMENTS

The aggregate purchase of investments and the aggregate proceeds from sales of investments were (excluding short-term securities) as follows:

                                                                              1997                   1996
                                                                       ------------------     ------------------
Common Stock
  Purchases                                                          $        6,800,509      $       1,924,717
  Proceeds from sales                                                         7,441,603              2,335,994


NOTE 5 - FEDERAL INCOME TAXES

The Variable Annuity Account A investment income is applied to increase accumulation unit values. Under existing federal income tax law, Variable Annuity Account A investment income is not taxed to the extent that it is applied to increase accumulation unit values. GWL&A reserves the right to charge the Variable Annuity Account A if such taxes are imposed in the future.

NOTE 6 - ACCUMULATION UNITS

A summary of the transactions in accumulation units follows:

                                                                             1997                  1996
                                                                       -----------------     -----------------
Outstanding - January 1                                                     819,044                  848,519
  Redeemed during the year
    Surrender                                                              (38,119)                 (12,369)
    Death                                                                  (17,838)                  (4,504)
                                                                       -----------------     -----------------
                                                                           (55,957)                 (16,873)
                                                                       -----------------     -----------------
Outstanding - June 30                                                       763,087                  831,646
                                                                       =================     =================


Net investment income and realized and unrealized gains are reflected in the value of the accumulation units. Dividends are not declared from income and gains are not distributed.

NOTE 7 - ACCUMULATION UNIT VALUES - (Unaudited)

                                            ACCUMULATION                                                     ACCUMULATION
       VALUATION DATE                        UNIT VALUE                     VALUATION DATE                    UNIT VALUE
-------------------------------   --------------------------------  -------------------------------   ---------------------------
January 3, 1969                $    1.00000000                        September 30, 1980           $    1.24125856
March 28, 1969                 $    1.07468400                        December 31, 1980            $    1.34937658
June 27, 1969                  $    1.07583259                        March 31, 1981               $    1.34420316
September 30, 1969             $    1.04319336                        June 30, 1981                $    1.31151501
December 31, 1969              $    1.05956294                        September 30, 1981           $    1.21957549
March 31, 1970                 $    1.05322327                        December 31, 1981            $    1.34034823
June 30, 1970                  $    .86337212                         March 31, 1982               $    1.22060069
September 30, 1970             $    .98057690                         June 30, 1982                $    1.21747890
December 31, 1970              $    1.08416020                        September 30, 1982           $    1.32107048
March 31, 1971                 $    1.28783953                        December 31, 1982            $    1.54829628
June 30, 1971                  $    1.31417688                        March 31, 1983               $    1.72492408
September 30, 1971             $    1.34600160                        June 30, 1983                $    1.88999803
December 31, 1971              $    1.40624309                        September 30, 1983           $    1.85391985
March 31, 1972                 $    1.50937876                        December 31, 1983            $    1.86959830
June 30, 1972                  $    1.46441659                        March 31, 1984               $    1.77987261
September 29, 1972             $    1.41141921                        June 30, 1984                $    1.74123169
December 31, 1972              $    1.43641768                        September 30, 1984           $    1.89436321
March 30, 1973                 $    1.14518173                        December 31, 1984            $    1.94021457
June 29, 1973                  $    .94975920                         March 31, 1985               $    2.11639231
September 28, 1973             $    1.12752636                        June 30, 1985                $    2.31593116
December 31, 1973              $    .98798465                         September 30, 1985           $    2.17502453
March 29, 1974                 $    .92504974                         December 31, 1985            $    2.50415588
June 28, 1974                  $    .84636772                         March 31, 1986               $    2.92575544
September 30, 1974             $    .69582357                         June 30, 1986                $    3.12894373
December 31, 1974              $    .76438983                         September 30, 1986           $    2.79849885
March 31, 1975                 $    .85484991                         December 31, 1986            $    2.92996949
June 30, 1975                  $    .94523691                         March 31, 1987               $    3.45357315
September 30, 1975             $    .86720026                         June 30, 1987                $    3.47692861
December 31, 1975              $    .89703274                         September 30, 1987           $    3.58107036
March 31, 1976                 $    1.02654318                        December 31, 1987            $    2.90927633
June 30, 1976                  $    1.04254066                        March 31, 1988               $    3.03211290
September 30, 1976             $    1.02175714                        June 30, 1988                $    3.14170371
December 31, 1976              $    1.06312535                        September 30, 1988           $    3.19555027
March 31, 1977                 $    .96668709                         December 31, 1988            $    3.24632490
June 30, 1977                  $    .97779837                         March 31, 1989               $    3.40048089
September 30, 1977             $    .91543186                         June 30, 1989                $    3.66057985
December 31, 1977              $    .91330430                         September 30, 1989           $    4.03595925
March 31, 1978                 $    .88025820                         December 31, 1989            $    4.16667314
June 30, 1978                  $    .94981303                         March 31, 1990               $    4.10420565
September 30, 1978             $    1.02175412                        June 30, 1990                $    4.40575331
December 31, 1978              $    .94566769                         September 30, 1990           $    3.95067300
March 31, 1979                 $    1.03700469                        December 31, 1990            $    4.09586804
June 30, 1979                  $    1.03384794                        March 31, 1991               $    4.67731834
September 30, 1979             $    1.07966980                        June 30, 1991                $    4.46997251
December 31, 1979              $    1.09861144                        September 30, 1991           $    4.70629835
March 31, 1980                 $    1.02778990                        December 31, 1991            $    5.17489662
June 30, 1980                  $    1.15888482




ACCUMULATION UNIT VALUES - (Unaudited) - Concluded

                                            ACCUMULATION
       VALUATION DATE                        UNIT VALUE
-------------------------------   --------------------------------
March 31, 1992                 $    5.00089395
June 30, 1992                  $    4.90045709
September 30, 1992             $    4.94334533
December 31, 1992              $    5.39680799
March 31, 1993                 $    5.70268053
June 30, 1993                  $    5.91443136
September 30, 1993             $    6.20352631
December 31, 1993              $    6.24551098
March 31, 1994                 $    6.07099873
June 30, 1994                  $    5.98373289
September 30, 1994             $    6.21184797
December 31, 1994              $    6.07070336
March 31, 1995                 $    6.43386353
June 30, 1995                  $    6.93539739
September 30, 1995             $    7.34349110
December 31, 1995              $    7.50058268
March 31, 1996                 $    7.97167430
June 30, 1996                  $    8.16277408
September 30, 1996             $    8.36088935
December 31, 1996              $    8.76699327
March 31, 1997                 $    9.10319430
June 30, 1997                  $    9.87479147